Revision to Prior Period Financial Statements - Schedule of Consolidated Statements of Comprehensive Losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Consolidated Statements of Comprehensive Losses[Line Items]
Net loss	¥ (39,253)	$ (5,613)	¥ (80,246)	¥ (22,824)
Total Comprehensive loss	(47,292)	(6,763)	(72,860)	(24,372)
Comprehensive loss attributable to Ucommune International Ltd.’s shareholders	¥ (45,889)	$ (6,562)	(62,097)	(6,675)
As previously reported [Member]
Schedule of Consolidated Statements of Comprehensive Losses[Line Items]
Net loss			(79,967)	(22,556)
Total Comprehensive loss			(72,581)	(24,104)
Comprehensive loss attributable to Ucommune International Ltd.’s shareholders			(61,818)	(6,407)
Adjustments [Member]
Schedule of Consolidated Statements of Comprehensive Losses[Line Items]
Net loss			(279)	(268)
Total Comprehensive loss			(279)	(268)
Comprehensive loss attributable to Ucommune International Ltd.’s shareholders			¥ (279)	¥ (268)